NATURE OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2014
NATURE OF BUSINESS [Abstract]
Current fleet
The Company's Fleet
Including two newbuildings, the Company's current fleet consists of 26 Suezmax crude oil tankers of which 24 were built in Korea. The Company has entered into preliminary contracts for the construction of two Suezmax vessels expected to be delivered in the third quarter 2016 and first quarter 2017.

Vessel	Built	Deadweight Tons	Delivered to NAT
Nordic Harrier	1997	151,459	1997
Nordic Hawk	1997	151,475	1997
Nordic Hunter	1997	151,401	1997
Nordic Voyager	1997	149,591	2004
Nordic Fighter	1998	153,328	2005
Nordic Freedom	2005	159,331	2005
Nordic Discovery	1998	153,328	2005
Nordic Saturn	1998	157,331	2005
Nordic Jupiter	1998	157,411	2006
Nordic Moon	2002	160,305	2006
Nordic Apollo	2003	159,998	2006
Nordic Cosmos	2003	159,999	2006
Nordic Sprite	1999	147,188	2009
Nordic Grace	2002	149,921	2009
Nordic Mistral	2002	164,236	2009
Nordic Passat	2002	164,274	2010
Nordic Vega	2010	163,940	2010
Nordic Breeze	2011	158,597	2011
Nordic Aurora	1999	147,262	2011
Nordic Zenith	2011	158,645	2011
Nordic Sprinter	2005	159,089	2014
Nordic Skier	2005	159,089	2014
Nordic Light	2010	158,475	2015
Nordic Cross	2010	158,475	2015
Newbuilding 1		158,000	2016
Newbuilding 2		158,000	2017